Shareholder Report	6 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series IV
Entity Central Index Key	0000719451
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Fidelity Limited Term Government Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Government Fund
Class Name	Fidelity® Limited Term Government Fund
Trading Symbol	FFXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Government Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Government Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 233,596,758
Holdings Count | shares	300
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$233,596,758
Number of Holdings	300
Portfolio Turnover	84%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 22.1 1 - 1.99% 7.7 2 - 2.99% 16.1 3 - 3.99% 17.1 4 - 4.99% 30.8 5 - 5.99% 2.0 6 - 6.99% 0.6 7 - 7.99% 0.0 8 - 8.99% 0.0 U.S. Treasury Obligations 74.6 CMOs and Other Mortgage Related Securities 15.3 U.S. Government Agency - Mortgage Securities 6.1 Corporate Bonds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 73.4 Freddie Mac Multifamily Structured Pass Through Certificates 9.1 Fannie Mae Mortgage pass-thru certificates 3.8 Fannie Mae Guaranteed REMICS 3.6 Freddie Mac Gold Pool 2.5 US Treasury Bonds 1.2 Fremf 2015-Kplb Mortgage Trust 1.0 Ginnie Mae Mortgage pass-thru certificates 0.7 Private Export Funding Corp 0.4 Freddie Mac Multiclass Mortgage participation certificates 0.4 96.1